Lessee Accounting (Remaining Lease Term And Discount Rate) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Weighted-average remaining lease term	56 months	62 months
Weighted-average discount rate	2.10%	2.20%